UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2005

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President and Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz    Chicago, Illinois    11/10/05
---------------------------  -----------------   ----------
      (Signature)             (City/State)         (Date)

Report Type (Check only one.):

[   ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[ X ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number                    Name
------------------                 -----------------------
028-01190                          Frank Russell Company


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0

Form 13F Information Table Entry Total:                    58

Form 13F Information Table Value Total:          $ 10,156,567
                                                (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None
----



                                                      FORM 13F INFORMATION TABLE

                                                   INSTITUTIONAL CAPITAL CORPORATION
                                                               FORM 13F
                                                               30-Sep-05
                                                                                                                Voting Authority
                                                                                                              --------------------
                                    Title
                                     of                    Value      Shares/   Sh/  Put/ Invstmt  Other
Name of Issuer                      class        CUSIP    (x$1000)    Prn Amt   Prn  Call Dscretn  Mgrs     Sole     Shrd   None
--------------------               -------     ---------  --------    --------  ---  ---- -------  -----  --------   ---- --------
Abbott Laboratories                  COM       002824100    105,343   2,484,500 SH         Sole           2,259,050         225,450
Agilent Technologies Inc.            COM       00846U101     86,198   2,632,000 SH         Sole           2,390,600         241,400
Altria Group Inc.                    COM       02209S103    321,249   4,358,286 SH         Sole           4,099,436         258,850
Aon Corp.                            COM       037389103    111,389   3,472,211 SH         Sole           3,153,070         319,141
BASF AG                         SPONSORED ADR  055262505    297,589   3,946,800 SH         Sole           3,643,850         302,950
BP Plc                          SPONSORED ADR  055622104     17,720     250,100 SH         Sole             241,150           8,950
Bank of America Corp.                COM       060505104    468,121  11,119,260 SH         Sole          10,241,360         877,900
Bank of New York Co Inc.             COM       064057102    165,464   5,626,100 SH         Sole           5,180,800         445,300
BellSouth Corp.                      COM       079860102    291,386  11,079,305 SH         Sole          10,071,705       1,007,600
CIT Group Inc.                       COM       125581108     85,580   1,894,200 SH         Sole           1,720,400         173,800
CSX Corp.                            COM       126408103    182,727   3,931,300 SH         Sole           3,651,550         279,750
Cadbury Schweppes                    ADR       127209302    133,651   3,281,400 SH         Sole           2,995,350         286,050
Canadian Pacific Railway Ltd         COM       13645T100    141,985   3,305,050 SH         Sole           2,983,750         321,300
Canon Inc.                           ADR       138006309      7,512     138,450 SH         Sole             138,450
Cendant Corp.                        COM       151313103    266,925  12,932,413 SH         Sole          11,918,013       1,014,400
Citigroup Inc.                       COM       172967101    443,920   9,752,189 SH         Sole           8,901,639         850,550
Comcast Corp.                       CL A       20030N101    198,795   6,766,345 SH         Sole           6,151,712         614,633
ConocoPhillips                       COM       20825C104    240,715   3,443,218 SH         Sole           3,171,620         271,598
Cooper Industries LTD               CL A       G24182100     86,252   1,247,500 SH         Sole           1,132,000         115,500
Dominion Resources Inc.              COM       25746U109     71,759     833,050 SH         Sole             758,000          75,050
E.ON AG                         SPONSORED ADR  268780103     10,254     333,450 SH         Sole             333,450
ENI SPA                         SPONSORED ADR  26874R108     10,189      68,800 SH         Sole              68,800
Eli Lilly & Company                  COM       532457108    176,290   3,293,900 SH         Sole           2,994,550         299,350
Entergy Corp.                        COM       29364G103    284,482   3,827,794 SH         Sole           3,533,794         294,000
Exxon Mobil Corporation              COM       30231G102    313,134   4,928,134 SH         Sole           4,481,384         446,750
Goldman Sachs Group Inc.             COM       38141G104    174,097   1,431,958 SH         Sole           1,301,408         130,550
Halliburton Co.                      COM       406216101    269,348   3,930,938 SH         Sole           3,618,888         312,050
Hewlett-Packard Co.                  COM       428236103    197,323   6,757,650 SH         Sole           6,199,600         558,050
ING Group N V                   SPONSORED ADR  456837103     14,457     485,300 SH         Sole             485,300
International Business Machine       COM       459200101    299,910   3,738,600 SH         Sole           3,442,350         296,250
JPMorgan Chase & Co.                 COM       46625H100    297,168   8,758,265 SH         Sole           8,068,565         689,700
Lexmark International Inc           CL A       529771107     49,698     814,050 SH         Sole             747,250          66,800
Lowes Cos Inc.                       COM       548661107    148,952   2,312,915 SH         Sole           2,102,465         210,450
MBNA Corp.                           COM       55262L100     86,257   3,500,700 SH         Sole           3,179,500         321,200
Marathon Oil Corp.                   COM       565849106    244,791   3,551,294 SH         Sole           3,256,054         295,240
McDonald's Corp.                     COM       580135101    308,468   9,210,743 SH         Sole           8,451,193         759,550
Microsoft Corp.                      COM       594918104    323,878  12,587,558 SH         Sole          11,582,758       1,004,800
Motorola Inc.                        COM       620076109     94,197   4,264,250 SH         Sole           3,871,800         392,450
News Corp Inc.                      CL A       65248E104    116,926   7,500,050 SH         Sole           6,814,000         686,050
Nokia Corporation               SPONSORED ADR  654902204      8,851     523,400 SH         Sole             523,400
Norfolk Southern Corp.               COM       655844108    270,722   6,674,600 SH         Sole           6,179,150         495,450
Novartis AG                     SPONSORED ADR  66987V109    308,257   6,044,250 SH         Sole           5,579,950         464,300
Occidental Petroleum                 COM       674599105    227,457   2,662,497 SH         Sole           2,453,347         209,150
Pepsico Inc.                         COM       713448108    176,197   3,106,987 SH         Sole           2,823,717         283,270
Philips Electronics N V         NY REG SH NEW  500472303     11,466     429,776 SH         Sole             429,776
R R Donnelley & Sons Co.             COM       257867101    133,337   3,596,896 SH         Sole           3,322,139         274,757
SK Telecom Co Ltd               SPONSORED ADR  78440P108     10,381     475,300 SH         Sole             475,300
Sanofi-Aventis                  SPONSORED ADR  80105N105    295,494   7,111,773 SH         Sole           6,576,999         534,774
Sears Holdings Corp.                 COM       812350106     95,511     767,650 SH         Sole             704,450          63,200
Sprint Nextel Corp.                COM FON     852061100    296,768  12,479,750 SH         Sole          11,489,350         990,400
St Paul Travelers Cos Inc.           COM       792860108    363,770   8,107,196 SH         Sole           7,467,438         639,758
Total S.A.                      SPONSORED ADR  89151E109     13,025      95,900 SH         Sole              95,900
Tyco International Ltd.              COM       902124106    270,253   9,703,879 SH         Sole           8,941,179         762,700
UBS AG                            NAMEN AKT    H8920M855      9,914     115,950 SH         Sole             115,950
Vivendi Universal               SPON ADR NEW   92851S204     10,749     328,400 SH         Sole             328,400
Wal-Mart Stores Inc.                 COM       931142103    193,796   4,422,550 SH         Sole           4,041,750         380,800
Weatherford Intl                     COM       G95089101     88,166   1,284,100 SH         Sole           1,170,500         113,600
Wells Fargo and Co.                  COM       949746101    228,354   3,898,816 SH         Sole           3,543,266         355,550
REPORT SUMMARY                       58                  10,156,567
